Prudential Investment Portfolios 12
655 Broad Street
17th Floor
Newark, New Jersey 07102
September 24, 2021
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:
497(j) Filing for Prudential Investment Portfolios 12
Registration numbers 333-42705
and 811-08565
Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on September 13, 2021.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 367-8982.
Very truly yours,
/s/ Diana Huffman
Diana Huffman
Assistant Secretary